Expense Example - Causeway International Small Cap Fund	Jan. 28, 2021 USD ($)
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,715
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	$ 1,989